BRIGHTHOUSE FUNDS TRUST I
SUPPLEMENT DATED APRIL 17, 2024
TO THE
SUMMARY PROSPECTUS,
PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION, EACH
DATED MAY 1, 2023, AS SUPPLEMENTED
Schroders Global Multi-Asset Portfolio
Effective immediately, Marcus Durell, Mallory Timmermans and Ugo Montrucchio will serve as portfolio managers of Schroders Global Multi-Asset Portfolio (the “Portfolio”). As of February 29, 2024, Mr. Durell, Ms. Timmermans and Mr. Montrucchio did not beneficially own any equity securities of the Portfolio. The following changes are made to the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) of the Portfolio.
In the Portfolio Summary of the Summary Prospectus and the Prospectus, the subsection entitled “Portfolio Managers” of the section entitled “Management” is deleted in its entirety and replaced with the following:
Portfolio Managers.
Johanna Kyrklund, Global Chief Investment Officer and Global Head of Multi-Asset Investments, has managed the Portfolio since its inception in 2012. Ms. Kyrklund has been with Schroders since 2007. Marcus Durell, Head of Equity Derivatives and FX Management, Mallory Timmermans, CFA, Head of Risk Managed Investments Portfolio Management, and Ugo Montrucchio, CFA, Head of Multi-Asset Investments, Europe, have each managed the Portfolio since 2024. Mr. Durrell and Ms. Timmermans have both been with Schroders since 2012. Mr. Montrucchio has been with Schroders since 2013.
In the section entitled “Additional Information About Management – The Subadviser - Schroder Investment Management North America Inc.” of the Prospectus, the last paragraph of the section is deleted in its entirety and replaced with the following:
Johanna Kyrklund is the Global Chief Investment Officer and Global Head of Multi-Asset Investments. She has been responsible for the Portfolio since its inception in 2012 and has been with Schroders since 2007. Ms. Kyrklund chairs the Global Asset Allocation Committee, and has been responsible for managing Risk Controlled Growth Multi-Asset portfolios since joining Schroders. Ms. Kyrklund is a member of the Schroders Group Management Committee (GMC).
Marcus Durell is Head of Equity Derivatives and FX Management. Mr. Durell has been responsible for the Portfolio since 2024 and has been with Schroders since 2012. Prior to his experience at Schroders, Mr. Durell held various positions at leading European investment banks in fund derivatives and exotic derivatives trading for nearly four years.
Mallory Timmermans, CFA, is the Head of Risk Managed Investments Portfolio Management, a team focusing on the delivery of custom growth solutions globally. Ms. Timmermans has been responsible for the Portfolio since 2024 and has been with Schroders since 2012.
Ugo Montrucchio, CFA, is Head of Multi-Asset Investments, Europe, managing assets on behalf of multi-asset clients across the U.S., the U.K. and Europe. Mr. Montrucchio is a member of the Global Asset Allocation Committee and the Duration Risk Premia Research team. Mr. Montrucchio has been responsible for the Portfolio since 2024 and has been with Schroders since 2013.
In the Portfolio’s Other Accounts Managed table in Appendix C of the SAI, the following information with respect to Mr. Durell, Ms. Timmermans and Mr. Montrucchio is added immediately following the information included therein with respect to Ms. Kyrklund:

Name of Portfolio Manager and Portfolio(s) Managed	Other Accounts Managed			Accounts with respect to which the advisory fee is based on the performance of the account
	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
Marcus Durell[1] Schroders Global Multi-Asset Portfolio	Registered Investment Companies	18	$13,227,000,000	0	N/A
	Other Pooled Investment Vehicles	25	$4,684,000,000	0	N/A
	Other Accounts	66	$21,578,000,000	1	$447,000,000

Mallory Timmermans, CFA[1] Schroders Global Multi-Asset Portfolio	Registered Investment Companies	18	$13,227,000,000	0	N/A
	Other Pooled Investment Vehicles	24	$4,674,000,000	0	N/A
	Other Accounts	66	$21,578,000,000	1	$447,000,000

Ugo Montrucchio, CFA[1] Schroders Global Multi-Asset Portfolio	Registered Investment Companies	1	$469,000,000	0	N/A
	Other Pooled Investment Vehicles	2	$28,000,000	0	N/A
	Other Accounts	20	$11,425,000,000	5	$4,526,000,000
1Other accounts managed information is as of February 29, 2024.
INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
THE SUMMARY PROSPECTUS, PROSPECTUS AND THE STATEMENT OF
ADDITIONAL INFORMATION FOR FUTURE REFERENCE